PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and assets under construction	Total
	(€ thousand)
Gross carrying amount at January 1, 2020	23,609	408,658	2,361,520	192,528	201,396	3,187,711
Additions	5,805	22,210	114,839	24,445	214,706	382,005
Divestitures	—	(791)	(11,423)	(5,048)	(127)	(17,389)
Reclassifications	—	2,795	79,937	3,500	(86,232)	—
Translation differences and other movements	(23)	(2,417)	(36)	(1,881)	—	(4,357)
Balance at December 31, 2020	29,391	430,455	2,544,837	213,544	329,743	3,547,970
Additions	16,936	17,852	122,893	20,930	186,846	365,457
Divestitures	(13)	(3,412)	(46,067)	(5,586)	(135)	(55,213)
Reclassifications	3,722	40,046	144,684	2,573	(197,599)	(6,574)
Translation differences and other movements	20	1,736	376	1,633	45	3,810
Balance at December 31, 2021	50,056	486,677	2,766,723	233,094	318,900	3,855,450

Accumulated amortization at January 1, 2020	—	167,132	1,823,839	127,088	—	2,118,059
Depreciation	—	17,778	180,868	19,306	—	217,952
Divestitures	—	(602)	(10,654)	(2,713)	—	(13,969)
Translation differences and other movements	—	(138)	1,426	(1,990)	—	(702)
Balance at December 31, 2020	—	184,170	1,995,479	141,691	—	2,321,340
Depreciation	—	17,875	191,247	20,975	—	230,097
Divestitures	—	(608)	(43,991)	(4,892)	—	(49,491)
Reclassifications	—	(284)	(1,123)	284	—	(1,123)
Translation differences and other movements	—	692	12	758	—	1,462
Balance at December 31, 2021	—	201,845	2,141,624	158,816	—	2,502,285

Carrying amount at:
January 1, 2020	23,609	241,526	537,681	65,440	201,396	1,069,652
of which right-of use assets under IFRS 16	—	15,834	7,612	34,319	—	57,765
December 31, 2020	29,391	246,285	549,358	71,853	329,743	1,226,630
of which right-of use assets under IFRS 16	—	25,574	5,041	29,127	—	59,742
December 31, 2021	50,056	284,832	625,099	74,278	318,900	1,353,165
of which right-of use assets under IFRS 16	—	21,613	3,484	28,661	—	53,758
    Additions mainly related to advances and assets under construction, including tracts of land adjacent to our facilities in Maranello as part of our expansion plans, as well as plant, machinery and equipment, primarily related to car production and engine assembly lines (including those for models to be launched in future years), industrial tools used for the production of cars and personalization programs.
The following table summarizes the changes in the carrying amount of right-of-use assets for the year ended December 31, 2021 and 2020:

	Industrial buildings	Plant, machinery and equipment	Other assets	Total
	(€ thousand)
Balance at January 1, 2020	15,834	7,612	34,319	57,765
Additions	16,214	2,578	6,194	24,986
Disposals	—	(24)	(2,303)	(2,327)
Depreciation	(6,564)	(5,159)	(8,436)	(20,159)
Translation differences and other movements	90	34	(647)	(523)
Balance at January 1, 2021	25,574	5,041	29,127	59,742
Additions	3,987	1,409	7,745	13,141
Disposals	(2,780)	—	(473)	(3,253)
Depreciation	(5,753)	(1,348)	(8,247)	(15,348)
Translation differences and other movements	585	(1,618)	509	(524)
Balance at December 31, 2021	21,613	3,484	28,661	53,758

    Amounts recognized in the income statement in relation to leases for the year ended December 31, 2021 and 2020 were as follows:

	For the year ended December 31,
	2021	2020
	(€ thousand)
Depreciation of right-of-use assets	15,348	20,159
Interest expense on lease liabilities	868	943
Variable lease payments not included in the measurement of lease liabilities	1,622	1,190
Expenses relating to short-term leases and leases of low-value assets	3,671	4,312
Total expenses recognized	21,509	26,604
For the year ended December 31, 2021 depreciation of right-of-use assets amounted to €15,348 thousand and interest expense on lease liabilities amounted to €868 thousand (€20,159 thousand and €943 thousand, respectively, for the year ended December 31, 2020).
At December 31, 2021, the Group had contractual commitments for the purchase of property, plant and equipment amounting to €73,681 thousand (€101,361 thousand at December 31, 2020).